Premises And Equipment (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 43,222	¥ 45,883
Accumulated depreciation on capitalized leases	29,385	31,090
BTMU's financing obligation on sales and leaseback of land and buildings	47,435	48,500
Impairment loss of long-lived assets	3,975	10,913	11,332
Impairment loss of real estate held for sale	¥ 1,932	¥ 5,209	¥ 199